Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital

14. Share Capital
The authorized share capital of SLF Inc. consists of the following:
•An unlimited number of common shares without nominal or par value. Each common share is entitled to one vote at meetings of the shareholders of SLF Inc. There are no pre-emptive, redemption, purchase, or conversion rights attached to the common shares.
•An unlimited number of Class A and Class B non-voting shares, issuable in series. The Board is authorized before issuing the shares, to fix the number, the consideration per share, the designation of, and the rights and restrictions of the Class A and Class B shares of each series, subject to the special rights and restrictions attached to all the Class A and Class B shares. The Board has authorized 14 series of Class A non-voting preferred shares, 8 of which are outstanding.

The common and preferred shares of SLF Inc. qualify as capital for Canadian regulatory purposes. See Note 20.
Dividends and Restrictions on the Payment of Dividends
Under the Insurance Companies Act (Canada), SLF Inc. and Sun Life Assurance are each prohibited from declaring or paying a dividend on any of its shares if there are reasonable grounds for believing that it is, or by paying the dividend would be, in contravention of: (i) the requirement that it maintains adequate capital and adequate and appropriate forms of liquidity, (ii) any regulations under the Insurance Companies Act (Canada) in relation to capital and liquidity, and (iii) any order by which OSFI directs it to increase its capital or provide additional liquidity.

SLF Inc. and Sun Life Assurance have each covenanted that, if a distribution is not paid when due on any outstanding SLEECS issued by SLCT I, then (i) Sun Life Assurance will not pay dividends on its public preferred shares, if any are outstanding, and (ii) if Sun Life Assurance does not have any public preferred shares outstanding, then SLF Inc. will not pay dividends on its preferred shares or common shares, in each case, until the 12th month following the failure to pay the required distribution in full, unless the required distribution is paid to the holders of SLEECS. Public preferred shares means preferred shares issued by Sun Life Assurance which: (a) have been issued to the public (excluding any preferred shares held beneficially by affiliates of Sun Life Assurance); (b) are listed on a recognized stock exchange; and (c) have an aggregate liquidation entitlement of at least $200. As at December 31, 2025, Sun Life Assurance did not have any outstanding shares that qualify as public preferred shares.

The terms of SLF Inc.’s outstanding preferred shares provide that for so long as Sun Life Assurance is a subsidiary of SLF Inc., no dividends on such preferred shares are to be declared or paid if Sun Life Assurance’s minimum regulatory capital ratio falls below the applicable threshold.

In addition, under the terms of SLF Inc.’s outstanding preferred shares, SLF Inc. cannot pay dividends on its common shares without the approval of the holders of those preferred shares unless all dividends on the preferred shares for the last completed period for which dividends are payable have been declared and paid or set apart for payment.

Currently, the above limitations do not restrict the payment of dividends on SLF Inc.’s preferred or common shares.

The declaration and payment of dividends on SLF Inc.’s shares are at the sole discretion of the Board of Directors and will be dependent upon our earnings, financial condition and capital requirements. Dividends may be adjusted or eliminated at the discretion of the Board on the basis of these or other considerations.
14.A Common Shares
Changes in common shares issued and outstanding for the years ended December 31 were as follows:

	2025		2024
Common shares (in millions of shares)	Number of shares	Amount	Number of shares	Amount
Balance, beginning of year	573.9	$8,192	584.6	$8,327
Stock options exercised (Note 18)	0.6	42	0.8	47
Common shares purchased for cancellation	(20.7)	(334)	(11.5)	(182)
Balance, end of year	553.8	$7,900	573.9	$8,192

On August 29, 2023, we launched a normal course issuer bid (the "NCIB") to purchase up to 17 million of our common shares, which expired on August 28, 2024. We renewed the NCIB to purchase up to 15 million of our common shares, which commenced on August 29, 2024 and was in effect until June 6, 2025 (the "2024 NCIB"). We repurchased approximately 14.4 million common shares under the 2024 NCIB. In June 2025, we renewed the NCIB to purchase up to 10.6 million common shares (the "2025 NCIB", and together with the 2024 NCIB, the "NCIBs"), which represented an additional 10 million common shares approved by OSFI and the Toronto Stock Exchange (the "TSX") along with the remaining approximately 0.6 million common shares that we had not repurchased under the 2024 NCIB. The 2025 NCIB commenced on June 9, 2025 and will continue until, at the latest, May 21, 2026.

We implemented an automatic repurchase plan with our designated broker in order to facilitate purchases of common shares under the NCIBs. Under the automatic repurchase plan, our designated broker is able to purchase common shares pursuant to the NCIBs at times when we ordinarily would not be active in the market due to applicable securities laws or self-imposed blackout periods. Any common shares purchased by us pursuant to the NCIBs will be cancelled or used in connection with certain equity settled incentive arrangements.

For the year ended December 31, 2025, we purchased and cancelled an aggregate of approximately 20.7 million common shares (2024 — 11.5 million common shares) at an average price per share of $82.24 (2024 — $74.27) for a total amount of $1,707 (2024 — $855) under the NCIBs and incurred tax on net repurchases of equity of $33 (2024 — $16). The total amount paid to purchase the shares pursuant to the NCIBs and the tax incurred is recorded in our Consolidated Statements of Changes in Equity. The amount allocated to Common shares is based on the average cost per common share and amounts paid above the average cost are allocated to Retained earnings.
14.B Preferred Shares and Other Equity Instruments
On June 30, 2025, 2.7 million of the 5.0 million Class A Non-Cumulative Floating Rate Preferred Shares Series 9QR (the "Series 9QR Shares") were converted into Class A Non-Cumulative Rate Reset Preferred Shares Series 8R (the "Series 8R Shares") on a one-for-one basis. As a result, as of June 30, 2025, SLF Inc. has approximately 8.9 million Series 8R Shares and 2.3 million Series 9QR Shares issued and outstanding.

There were no other changes in preferred shares issued and outstanding for the years ended December 31, 2025 and December 31, 2024.

Further information on the preferred shares outstanding as at December 31, 2025, is as follows:

(in millions of shares)	Issue date	Annual dividend rate	Annual dividend per share		Earliest par call or redemption date(1)		Number of shares	Face amount	Net amount(2)
Class A Preferred shares
Series 3	January 13, 2006	4.45%		$1.11	Any time		10.0	$250	$245
Series 4	October 10, 2006	4.45%		$1.11	Any time		12.0	300	293
Series 5	February 2, 2007	4.50%		$1.13	Any time		10.0	250	245
Series 8R(3)	May 25, 2010	4.23%	(3)	$0.76	June 30, 2030	(4)	8.9	222	152
Series 9QR(5)	June 30, 2015	Floating	(6)	Floating	June 30, 2030	(7)	2.3	58	122
Series 10R(3)	August 12, 2011	2.967%	(3)	$0.74	September 30, 2026	(4)	6.8	171	167
Series 11QR(5)	September 30, 2016	Floating	(6)	Floating	September 30, 2026	(7)	1.2	29	28
Other equity instruments
Series 2021-1(8)	June 30, 2021	3.600%		n/a	June 30, 2026		1.0	1,000	987
Total preferred shares and other equity instruments							52.2	$2,280	$2,239

(1)    Redemption of all preferred shares and other equity instruments is subject to regulatory approval.
(2)    Net of after-tax issuance costs.
(3)    On the earliest redemption date and every five years thereafter, the dividend rate will reset to an annual rate equal to the 5-year Government of Canada bond yield plus a spread specified for each series. The specified spread for Class A shares is: Series 8R – 1.41% and Series 10R – 2.17%. On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert their shares into the series that is one number higher than their existing series.
(4)    Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share.
(5)    On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert those shares into the series that is one number lower than their existing series.
(6)    Holders are entitled to receive quarterly floating rate non-cumulative dividends at an annual rate equal to the then 3-month Government of Canada treasury bill yield plus a spread specified for each series. The specified spread for Class A shares is: Series 9QR – 1.41% and Series 11QR – 2.17%.
(7)    Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share, and on any other date at $25.50 per share.
(8) On the earliest redemption date and every five years thereafter, the interest rate will reset to an annual rate equal to the Government of Canada bond yield plus 2.604%.